The breakdown and changes in intangible assets are as follows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Total Historical Cost	R$ 2,099,852	R$ 2,098,936
Balance as of beginning of period	1,747,108
Additions	152,584
Write-offs	(45)
Amortization	(76,438)
Balance as of end of period	1,823,209	1,747,108
Accumulated amortization	(276,643)	(351,828)
Goodwill [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Total Historical Cost	542,302	542,302
Balance as of beginning of period	542,302
Additions
Write-offs
Amortization
Balance as of end of period	542,302	542,302
Accumulated amortization
Slot [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Total Historical Cost	1,038,900	1,038,900
Balance as of beginning of period	1,038,900
Balance as of end of period	1,038,900	1,038,900
Computer software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Total Historical Cost	508,650	507,734
Balance as of beginning of period	162,073
Additions	152,584
Write-offs	(45)
Amortization	(74,438)
Balance as of end of period	240,174	162,073
Accumulated amortization	R$ (268,476)	(345,661)
Average annual depreciation rate	38.28%
Others [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Total Historical Cost	R$ 10,000	10,000
Balance as of beginning of period	3,833
Amortization	(2,000)
Balance as of end of period	1,833	3,833
Accumulated amortization	R$ (8,167)	R$ (6,167)
Average annual depreciation rate	20.00%